Quarterly Holdings Report
for
Fidelity® MSCI Materials Index ETF
April 30, 2021
T08-QTLY-0621
1.9584816.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
CHEMICALS – 62.9%
Commodity Chemicals – 8.2%
AdvanSix, Inc. (a)	10,575	$ 307,521
Cabot Corp.	21,176	1,162,139
Dow, Inc.	277,634	17,352,125
Hawkins, Inc.	7,186	239,653
Koppers Holdings, Inc. (a)	7,945	264,092
Kronos Worldwide, Inc.	8,583	145,911
LyondellBasell Industries N.V. Class A	99,991	10,373,066
Olin Corp.	59,072	2,541,868
Orion Engineered Carbons S.A.	22,582	448,479
Tredegar Corp.	10,044	146,843
Trinseo S.A.	11,454	709,117
Tronox Holdings PLC Class A	42,360	898,032
Valvoline, Inc.	69,393	2,178,940
Westlake Chemical Corp.	14,378	1,349,951
		38,117,737
Diversified Chemicals – 2.1%
Eastman Chemical Co.	50,720	5,852,581
Huntsman Corp.	74,345	2,131,471
The Chemours Co.	61,594	1,860,139
		9,844,191
Fertilizers & Agricultural Chemicals – 6.9%
American Vanguard Corp.	10,216	202,072
CF Industries Holdings, Inc.	80,059	3,893,269
Corteva, Inc.	278,853	13,596,872
FMC Corp.	48,573	5,743,272
The Mosaic Co.	134,800	4,742,264
The Scotts Miracle-Gro Co.	15,641	3,615,574
		31,793,323
Industrial Gases – 17.3%
Air Products & Chemicals, Inc.	82,741	23,869,124
Linde PLC (a)	196,448	56,152,696
		80,021,820
Specialty Chemicals – 28.4%
Albemarle Corp.	43,024	7,235,346
Amyris, Inc. (a)	58,325	849,212
Ashland Global Holdings, Inc.	20,400	1,758,684
Avient Corp.	34,258	1,739,279
Axalta Coating Systems Ltd. (a)	79,337	2,530,057
Balchem Corp.	12,117	1,541,161
Celanese Corp.	43,761	6,855,161
Chase Corp.	2,816	333,527
DuPont de Nemours, Inc.	200,792	15,483,071
Ecolab, Inc.	96,165	21,552,500
Element Solutions, Inc.	83,422	1,825,273
Ferro Corp. (a)	27,820	463,481
FutureFuel Corp.	9,964	126,543
GCP Applied Technologies, Inc. (a)	17,819	457,770
HB Fuller Co.	19,399	1,296,241
Ingevity Corp. (a)	15,459	1,207,039
Innospec, Inc.	9,218	897,925

	Shares	Value

International Flavors & Fragrances, Inc.	83,777	$ 11,910,576
Kraton Corp. (a)	12,007	429,370
Livent Corp. (a)	54,796	987,424
Minerals Technologies, Inc.	12,759	996,988
NewMarket Corp.	3,256	1,128,497
PPG Industries, Inc.	88,410	15,139,328
PQ Group Holdings, Inc.	15,440	216,160
Quaker Chemical Corp.	5,013	1,214,901
RPM International, Inc.	48,631	4,612,164
Sensient Technologies Corp.	15,865	1,304,738
Stepan Co.	7,567	988,704
The Sherwin-Williams Co.	91,791	25,138,801
WR Grace & Co.	21,050	1,446,767
		131,666,688
TOTAL CHEMICALS		291,443,759
CONSTRUCTION MATERIALS – 4.5%
Construction Materials – 4.5%
Eagle Materials, Inc.	14,870	2,054,142
Forterra, Inc. (a)	9,419	220,970
Martin Marietta Materials, Inc.	23,323	8,235,818
Summit Materials, Inc. Class A (a)	42,678	1,228,699
United States Lime & Minerals, Inc.	839	115,933
US Concrete, Inc. (a)	5,956	377,670
Vulcan Materials Co.	49,600	8,840,704
TOTAL CONSTRUCTION MATERIALS		21,073,936
CONTAINERS & PACKAGING – 14.4%
Metal & Glass Containers – 5.8%
AptarGroup, Inc.	24,222	3,652,920
Ball Corp.	122,433	11,464,626
Berry Global Group, Inc. (a)	49,974	3,179,346
Crown Holdings, Inc. (a)	50,436	5,537,873
Greif, Inc. Class A	9,439	571,154
Greif, Inc. Class B	1,619	96,832
Myers Industries, Inc.	11,449	258,289
O-I Glass, Inc. (a)	55,989	923,259
Silgan Holdings, Inc.	29,021	1,223,816
		26,908,115
Paper Packaging – 8.6%
Amcor PLC	587,075	6,898,131
Avery Dennison Corp.	31,220	6,686,387
Graphic Packaging Holding Co.	101,282	1,878,781
International Paper Co.	139,783	8,107,414
Packaging Corp. of America	35,481	5,238,770
Ranpak Holdings Corp. (a)	11,633	223,703
Sealed Air Corp.	58,063	2,868,312
Sonoco Products Co.	37,588	2,460,510
Westrock Co.	98,325	5,481,619
		39,843,627
TOTAL CONTAINERS & PACKAGING		66,751,742

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 16.8%
Aluminum – 1.0%
Alcoa Corp. (a)	69,594	$ 2,549,924
Arconic Corp. (a)	36,771	1,051,651
Century Aluminum Co. (a)	20,191	316,191
Kaiser Aluminum Corp.	5,935	714,989
		4,632,755
Copper – 4.4%
Freeport-McMoRan, Inc.	543,812	20,507,151
Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	12,682	861,361
Materion Corp.	7,611	538,935
		1,400,296
Gold – 4.8%
Coeur Mining, Inc. (a)	91,338	738,011
McEwen Mining, Inc. (a)	127,984	153,581
Newmont Corp.	300,715	18,767,623
Royal Gold, Inc.	24,563	2,747,617
		22,406,832
Silver – 0.3%
Hecla Mining Co.	199,137	1,176,900
Steel – 6.0%
Allegheny Technologies, Inc. (a)	47,607	1,107,339
Carpenter Technology Corp.	17,986	681,130
Cleveland-Cliffs, Inc.	177,385	3,168,096
Commercial Metals Co.	45,017	1,315,397
Nucor Corp.	113,011	9,296,285
Reliance Steel & Aluminum Co.	23,855	3,824,195
Schnitzer Steel Industries, Inc. Class A	10,031	473,563
Steel Dynamics, Inc.	78,750	4,269,825
SunCoke Energy, Inc.	31,241	210,877
United States Steel Corp.	98,216	2,259,950
Warrior Met Coal, Inc.	19,220	304,637
Worthington Industries, Inc.	14,256	930,347
		27,841,641
TOTAL METALS & MINING		77,965,575

	Shares	Value
PAPER & FOREST PRODUCTS – 1.1%
Forest Products – 0.6%
Louisiana-Pacific Corp.	40,927	$ 2,696,271
Paper Products – 0.5%
Clearwater Paper Corp. (a)	6,216	207,987
Domtar Corp.	20,424	805,114
Glatfelter Corp.	14,139	208,126
Mercer International, Inc.	16,199	267,121
Neenah, Inc.	6,251	332,366
Schweitzer-Mauduit International, Inc.	11,764	537,262
		2,357,976
TOTAL PAPER & FOREST PRODUCTS		5,054,247
TOTAL COMMON STOCKS (Cost $393,860,119)		462,289,259
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,129,000)	1,129,000	1,129,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $394,989,119)		463,418,259
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		278,319
NET ASSETS – 100.0%		$ 463,696,578

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $72,150 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2021	$ 113,075	$ 2,263	$ 2,263
CME E-mini S&P Materials Select Sector Index Contracts (United States)	13	June 2021	1,137,630	54,171	54,171
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	June 2021	101,768	(3,194)	(3,194)
Total Equity Index Contracts					$ 53,240
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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5	Quarterly Report